Quarterly Holdings Report
for
Fidelity Advisor® Financials Fund
October 31, 2024
AFFS-NPRT1-1224
1.809094.121
Common Stocks - 98.3%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Patria Investments Ltd Class A	281,300	3,274,332
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	1,774,241	2,901,280
PUERTO RICO - 1.6%
Financials - 1.6%
Banks - 1.6%
Popular Inc	102,571	9,152,410
UNITED KINGDOM - 3.5%
Financials - 3.5%
Insurance - 3.5%
Beazley PLC	500,300	4,873,820
Direct Line Insurance Group PLC	1,595,200	3,379,537
Hiscox Ltd	440,300	6,142,999
Lancashire Holdings Ltd	641,266	5,217,616

TOTAL UNITED KINGDOM		19,613,972
UNITED STATES - 92.1%
Financials - 91.0%
Banks - 30.4%
Associated Banc-Corp	202,800	4,814,472
Bank of America Corp	670,356	28,034,288
BOK Financial Corp	50,600	5,375,238
Cadence Bank	93,924	3,139,879
Citigroup Inc	305,405	19,597,839
East West Bancorp Inc	73,200	7,136,268
Eastern Bankshares Inc	315,100	5,145,583
First Hawaiian Inc	155,600	3,849,544
First Interstate BancSystem Inc Class A	191,652	5,902,882
Heartland Financial USA Inc	70,828	4,214,266
KeyCorp	259,100	4,469,475
M&T Bank Corp	72,288	14,073,028
TriCo Bancshares	75,700	3,234,661
UMB Financial Corp (a)	55,100	6,046,123
US Bancorp	215,500	10,410,805
Wells Fargo & Co	549,428	35,668,866
WesBanco Inc	120,200	3,780,290
Wintrust Financial Corp	25,466	2,951,254
Zions Bancorp NA	64,800	3,373,488
		171,218,249
Capital Markets - 20.7%
AllianceBernstein Holding LP	120,300	4,457,115
Blue Owl Capital Inc Class A	182,200	4,073,992
Bridge Investment Group Holdings Inc Class A	435,800	4,741,504
Carlyle Group Inc/The	117,400	5,873,522
Lazard Inc Class A	76,452	4,051,191
LPL Financial Holdings Inc	44,500	12,557,010
MarketAxess Holdings Inc	38,500	11,142,670
Moody's Corp	19,300	8,762,972
Morgan Stanley	125,000	14,531,250
Northern Trust Corp	97,900	9,840,908
Perella Weinberg Partners Class A	213,400	4,317,082
Raymond James Financial Inc	46,850	6,944,107
State Street Corp	124,900	11,590,720
Stifel Financial Corp	61,400	6,362,268
Virtu Financial Inc Class A	248,460	7,692,322
		116,938,633
Consumer Finance - 5.9%
Discover Financial Services	67,500	10,019,025
FirstCash Holdings Inc	59,771	6,184,505
OneMain Holdings Inc	201,500	10,008,505
SLM Corp	326,200	7,186,186
		33,398,221
Financial Services - 21.9%
Apollo Global Management Inc	122,100	17,492,046
Cannae Holdings Inc	1,240	24,614
Corebridge Financial Inc	179,501	5,702,747
Corpay Inc (b)	14,600	4,813,912
Essent Group Ltd	54,300	3,258,543
Fiserv Inc (b)	45,500	9,004,450
Global Payments Inc	54,100	5,610,711
Mastercard Inc Class A	108,600	54,255,474
NMI Holdings Inc (b)	19,800	765,864
Visa Inc Class A	50,800	14,724,380
Voya Financial Inc	101,200	8,126,360
		123,779,101
Insurance - 12.1%
American Financial Group Inc/OH	57,600	7,426,368
Arthur J Gallagher & Co	32,900	9,251,480
Assurant Inc	31,900	6,115,230
Baldwin Insurance Group Inc/The Class A (b)	108,304	5,010,143
Chubb Ltd	40,500	11,438,820
Fidelity National Financial Inc	78,200	4,705,294
Marsh & McLennan Cos Inc	48,600	10,606,464
Reinsurance Group of America Inc	64,500	13,614,660
		68,168,459
Industrials - 1.1%
Professional Services - 1.1%
Dun & Bradstreet Holdings Inc	518,600	6,166,154
TOTAL UNITED STATES		519,668,817
TOTAL COMMON STOCKS (Cost $397,903,861)		554,610,811

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $5,277,750)	4.87	5,277,222	5,277,750

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $403,181,611)	559,888,561
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,440,782
NET ASSETS - 100.0%	564,329,343

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,868,007	22,708,453	24,576,460	25,044	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	4,708,125	14,734,452	14,164,827	1,161	-	-	5,277,750	0.0%
Total	6,576,132	37,442,905	38,741,287	26,205	-	-	5,277,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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